Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2016
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INTERNATIONAL FUND, INC.
CIK	dei_EntityCentralIndexKey	0000088053
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 15, 2017
Effective Date	dei_DocumentEffectiveDate	Mar. 16, 2017
Prospectus Date	rr_ProspectusDate	Mar. 16, 2017